Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 64,233	$ 60,229
Less accumulated depreciation	(50,608)	(44,955)
Total	13,625	15,274	$ 10,496
Depreciation and amortization expense	7,670	9,391
Accelerated depreciation	1,634
Write off of leasehold improvements and furniture/fixtures related to the termination of the Seattle lease	680
Loss on disposal of property	299
Software and Software Development Costs [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	35,867	32,862
Capitalized internal-use software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	8,829	10,275
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	9,383	7,828
Office Equipment, Furniture And Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	8,903	8,012
Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 1,251	$ 1,252